Interest Income (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	$ (866,327)	$ (809,956)	$ (719,850)
Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(680,827)	(629,467)	(617,200)
Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(185,500)	(180,489)	(102,650)
Demand Deposits [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(15,526)	(16,285)	(14,546)
Demand Deposits [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(14,018)	(14,914)	(13,851)
Demand Deposits [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(1,508)	(1,371)	(695)
Repurchase Agreements [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(9,710)	(6,439)	(6,514)
Repurchase Agreements [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(9,710)	(6,439)	(6,514)
Repurchase Agreements [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting
Time Deposits And Liabilities [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(362,479)	(352,345)	(362,330)
Time Deposits And Liabilities [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(335,307)	(317,061)	(341,821)
Time Deposits And Liabilities [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(27,172)	(35,284)	(20,509)
Interbank Loan [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(50,354)	(39,971)	(26,805)
Interbank Loan [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(50,354)	(39,971)	(26,805)
Interbank Loan [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting
Issued Debt Instruments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(395,999)	(374,682)	(296,197)
Issued Debt Instruments [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(250,512)	(241,455)	(220,027)
Issued Debt Instruments [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(145,487)	(133,227)	(76,170)
Other financial liabilities [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(1,343)	(2,808)	(3,249)
Other financial liabilities [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(1,310)	(2,698)	(2,946)
Other financial liabilities [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(33)	(110)	(303)
Lease contracts [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(2,965)
Lease contracts [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(2,965)
Lease contracts [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting
Other Interest Expense [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(27,951)	(17,426)	(10,209)
Other Interest Expense [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(16,651)	(6,929)	(5,236)
Other Interest Expense [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	$ (11,300)	$ (10,497)	$ (4,973)